UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		11/14/2011
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Third quarter 2011

Form 13F Information Table Entry Total:  	65

Form 13F Information Table Value Total:  	$550,035
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ACTIVISION INC		COM			004930202	$11,404		958,300		SH		SOLE	NONE	958,300
ACUITY BRANDS INC	COM			00508Y102	$3,615		100,300		SH		SOLE	NONE	100,300
ADA ES INC		COM			005208103	$1,004		65,752		SH		SOLE	NONE	65,752
AGRIUM INC		COM			008916108	$7,939		119,100		SH		SOLE	NONE	119,100
AMERICAN TOWER CORP	CL A			029912201	$20,187		375,226		SH		SOLE	NONE	375,226
APPLE INC		COM			037833100	$29,857		78,300		SH		SOLE	NONE	78,300
BPZ RESOURCES INC	COM			055639108	$609		220,000		SH		SOLE	NONE	220,000
BRIGHAM EXPLORATION CO	COM			109178103	$8,771		347,100		SH		SOLE	NONE	347,100
CALPINE CORP		COM NEW			131347304	$2,158		153,255		SH		SOLE	NONE	153,255
CAMERON INTLL CORP	COM			13342B105	$6,165		148,400		SH		SOLE	NONE	148,400
CF INDS HLDGS INC	COM			125269100	$23,023		186,584		SH		SOLE	NONE	186,584
CINEMARK HOLDINGS INC	COM			17243V102	$39,176		2,075,000	SH		SOLE	NONE	2,075,000
CREE INC		COM			225447101	$1,296		49,900		SH		SOLE	NONE	49,900
CROWN CASTLE INTL CORP	COM			228227104	$1,627		40,000		SH		SOLE	NONE	40,000
CUMMINS INC		COM			231021106	$2,450		30,000		SH		SOLE	NONE	30,000
D R HORTON INC		COM			23331A109	$10,425		1,153,200	SH		SOLE	NONE	1,153,200
DRAGONWAVE INC		COM			26144M103	$229		69,400		SH		SOLE	NONE	69,400
DYCOM INDS INC		COM			267475101	$3,126		204,300		SH		SOLE	NONE	204,300
EL PASO CORP		COM			28336L109	$6,938		396,900		SH		SOLE	NONE	396,900
ELECTRONIC ARTS INC	COM			285512109	$9,996		488,800		SH		SOLE	NONE	488,800
ENTERPRISE PRDS PTNRS L	COM			293792107	$2,008		50,000		SH		SOLE	NONE	50,000
EQUINIX INC		COM NEW			29444U502	$19,800		222,900		SH		SOLE	NONE	222,900
EQUINIX INC		NOTE 2.500% 4/1		29444UAF3	$1,020		1,000,000	PRN		SOLE	NONE	1,000,000
EQUINIX INC		NOTE 3.000%10/1		29444UAG1	$523		500,000		PRN		SOLE	NONE	500,000
F5 NETWORKS INC		COM			315616102	$1,776		25,000		SH		SOLE	NONE	25,000
FINISAR CORP		COM NEW			31787A507	$240		13,700		SH		SOLE	NONE	13,700
FLOTEK INDS INC DEL	COM			343389102	$5,019		1,074,838	SH		SOLE	NONE	1,074,838
FLOTEK INDS INC DEL	NOTE 5.250% 2/1		343389AA0	$12,296		1,250,000	PRN		SOLE	NONE	1,250,000
FORD MTR CO DEL		COM PAR $0.01		345370860	$9,647		997,600		SH		SOLE	NONE	997,600
FOSTER L B CO		COM			350060109	$470		21,160		SH		SOLE	NONE	21,160
FX ENERGY INC		COM			302695101	$268		65,000		SH		SOLE	NONE	65,000
GENERAL MTRS CO		COM			37045V100	$16,939		839,411		SH		SOLE	NONE	839,411
GENERAL MTRS CO		*W EXP 07/10/201	37045V118	$5,159		443,191		SH		SOLE	NONE	443,191
GENERAL MTRS CO		*W EXP 07/10/201	37045V126	$3,515		443,191		SH		SOLE	NONE	443,191
GOOGLE INC		CL A			38259P508	$14,009		27,200		SH		SOLE	NONE	27,200
HECKMANN CORP		*W EXP 11/09/201	422680116	$10		100,000		SH		SOLE	NONE	100,000
HELMERICH & PAYNE INC	COM			423452101	$1,218		30,000		SH		SOLE	NONE	30,000
HOLOGIC INC		COM			436440101	$11,736		771,600		SH		SOLE	NONE	771,600
KEY ENERGY SVCS INC	COM			492914106	$1,881		198,200		SH		SOLE	NONE	198,200
KODIAK OIL & GAS CORP	COM			50015Q100	$391		75,000		SH		SOLE	NONE	75,000
LENNAR CORP		CL A			526057104	$11,456		846,100		SH		SOLE	NONE	846,100
MASTEC INC		COM			576323109	$9,978		566,600		SH		SOLE	NONE	566,600
MICRON TECHNOLOGY INC	COM			595112103	$1,505		298,700		SH		SOLE	NONE	298,700
MICROSOFT CORP		COM			594918104	$3,724		149,600		SH		SOLE	NONE	149,600
MOSAIC CO NEW		COM			61945C103	$2,439		49,800		SH		SOLE	NONE	49,800
MYLAN INC		COM			628530107	$4,942		290,900		SH		SOLE	NONE	290,900
NEW YORK TIMES CO	CL A			650111107	$5,579		960,200		SH		SOLE	NONE	960,200
NUANCE COMMUNICATIONS	COM			67020Y100	$30,931		1,520,683	SH		SOLE	NONE	1,520,683
NVIDIA CORP		COM			67066G104	$11,123		889,100		SH		SOLE	NONE	889,100
NXP SEMICONDUCTORS N V	COM			N6596X109	$13,127		929,700		SH		SOLE	NONE	929,700
POTASH CORP SASK INC	COM			73755L107	$6,237		144,300		SH		SOLE	NONE	144,300
PRECISION DRILLING CORP	COM 2010		74022D308	$1,681		202,800		SH		SOLE	NONE	202,800
QUALCOMM INC		COM			747525103	$3,351		68,900		SH		SOLE	NONE	68,900
QUANTA SVCS INC		COM			74762E102	$36,410		1,937,757	SH		SOLE	NONE	1,937,757
REGAL ENTMT GROUP	CL A			758766109	$31,095		2,648,600	SH		SOLE	NONE	2,648,600
RIVERBED TECHNOLOGY INC	COM			768573107	$2,944		147,500		SH		SOLE	NONE	147,500
ROSETTA RESOURCES INC	COM			777779307	$6,307		184,274		SH		SOLE	NONE	184,274
RYLAND GROUP INC	COM			783764103	$2,091		196,300		SH		SOLE	NONE	196,300
SBA COMMUNICATIONS CORP	COM			78388J106	$28,154		816,535		SH		SOLE	NONE	816,535
TECK RESOURCES LTD	CL B			878742204	$896		30,700		SH		SOLE	NONE	30,700
TESCO CORP		COM			88157K101	$782		67,416		SH		SOLE	NONE	67,416
TOLL BROTHERS INC	COM			889478103	$11,315		784,100		SH		SOLE	NONE	784,100
UNITED CONTL HLDGS INC	COM			910047109	$14,266		736,100		SH		SOLE	NONE	736,100
WALTER ENERGY INC	COM			93317Q105	$6,571		109,500		SH		SOLE	NONE	109,500
WHITING PETE CORP NEW	COM			966387102	$5,213		148,600		SH		SOLE	NONE	148,600

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